Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the Consolidated Financial Statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the Consolidated Financial Statements.

Bridge Notes Conversions

Between January 9, 2023 and the date of the filing of this Annual Report on Form 10-K, the Purchasers converted portions of the aggregate principal amount of the outstanding convertible notes of $23.5 million of Bridge Notes principal at a conversion price of $0.89 to $1.05 per share into 78,342,565 shares of Class A Common Stock.

Amended and Restated Shareholder Agreement

On January 13, 2023, the Company entered into an Amended and Restated Shareholder Agreement (the “Amended Shareholder Agreement”) with FF Top, pursuant to which the Company agreed to submit proposals for approval by the Company’s stockholders regarding the following amendments to the Company’s Amended and Restated Charter: (i) an amendment to provide that (a) the voting power of the Class B Common Stock will be 10 votes per share, and (b) the voting power of the Class B Common Stock will increase from 10 votes per share to 20 votes per share immediately following the Company achieving a $3,000,000 equity market capitalization; (ii) an amendment to include in the Amended and Restated Charter FF Top’s right to nominate and propose removal of its designees to the Board pursuant to the Amended Shareholder Agreement; (iii) an amendment to provide stockholders with a written consent right subject to certain conditions, including that FF Top continue to hold a certain number of shares of Common Stock; and (iv) an amendment to require, in the case of amendments to the Amended and Restated Charter or to the Company’s amended and restated bylaws that amend the rights afforded to FF Top pursuant to the Amended Shareholder Agreement, (a) unanimous Board approval, (b) approval by holders of two-thirds of all issued and outstanding shares of Common Stock, voting together as a single class, and (c) approval by holders of a majority of issued and outstanding shares of Class B Common Stock, voting together as a separate class. The Company intends to call a special meeting in March 2023 to obtain stockholder approval of these proposals.

Fifth Amendment to the SPA

On January 25, 2023, FFIE entered into a Limited Consent and Amendment No. 5 to the SPA (“Fifth Amendment”) with FF Simplicity as administrative and collateral agent and Senyun as purchaser, pursuant to which Senyun agreed to purchase 10.0 million in principal amount of additional SPA Notes no later than January 27, 2023, which 10.0 million amount was funded on January 26, 2023. Pursuant to the Fifth Amendment, FFIE also agreed (a) to use commercially reasonable efforts to file an amendment to the Company’s registration statement (File No. 333-268972) no later than January 29, 2023 and to seek effectiveness of such registration statement on or prior to February 10, 2023, which effectiveness notice was received on February 8, 2023; (b) to use commercially reasonable efforts to file an additional registration statement on Form S-1 registering the re-sale by Senyun of all remaining shares of Class A Common Stock underlying Senyun’s SPA Notes and SPA Warrants no later than February 10, 2023 and to seek effectiveness of such additional registration statement as promptly as practicable thereafter (which registration statement was eventually filed on February 13, 2023); (c) to honor the conversion notice submitted by Senyun on January 18, 2023, and to reserve sufficient shares of Class A Common Stock to satisfy the conversion and exercise of all of Senyun’s SPA Notes and SPA Warrants to the extent FFIE has sufficient authorized but unissued or uncommitted shares of Class A Common Stock. The notes subjected to the January 18, 2023 conversion notice were issued in February 2023.

Sixth Amendment to the SPA

On February 3, 2023, the Company entered into an amendment to the SPA (“Sixth Amendment”) with FF Simplicity as administrative and collateral agent and Senyun, FF Top, FF Simplicity and other purchasers, pursuant to which the Company secured funding commitments of $135.0 million in exchange for the issuance of senior secured convertible notes (“Tranche C Notes”). The funding of such commitments shall be in stages and contingent upon completing certain conditions, as described in the agreement between the parties. The Tranche C Notes constitute SPA Notes and, among others, are issuable at 10% original issue discount and have a $1.05 base conversion price subject to full ratchet anti-dilution price protection and other adjustments as set forth therein, five year interest make-whole (calculated using the greater of (x) $0.21 per share of Common Stock and (y) 90% of the lowest VWAP for the five consecutive trading days ending on the trading day that is immediately prior to the date on which interest is paid in shares of Common Stock), which entitle the lenders to receive all interest that accrued and would have accrued on their converted notes had they been held to maturity, 10% per annum interest rate (or 15% if paid in Common Stock subject to certain conditions). As part of the Sixth Amendment, the Company agreed to issue warrants, which constitute SPA Warrants, to purchase number of shares of Common Stock equal to 33% of such purchaser’s conversion shares, with an exercise price equal to $1.05 per share, subject to full ratchet anti-dilution price protection and other adjustments and a seven year termination date. Each purchaser also has the option to purchase a certain amount of additional notes and warrants from time to time for twelve months from the effective date of the Sixth Amendment (“Tranche D Notes”). The Company received gross proceeds of $70.0 million as part of the Sixth Amendment ($62.2 million net of original issue discount and transaction costs).

Warrant Exchange Agreement

Pursuant to the Sixth Amendment and the Exchange Agreements entered into concurrently therewith between FFIE and holders of ATW NPA Warrants and SPA Warrants (“Exchange Agreements”), (i) the provision under the ATW NPA Warrants and SPA Warrants then-issued that allowed investors to receive the right to purchase additional shares in connection with down round financings was removed, (ii) the ATW NPA Warrants and FF Simplicity’s SPA Warrants then issued, exercisable for an aggregate of 198,129,990 shares of Class A Common Stock, were exchanged for a combination of new warrants, exercisable at $0.23 per share subject to full ratchet anti-dilution price protection and other adjustments, for an aggregate of 42,489,346 shares of Class A Common Stock and new senior secured convertible notes with aggregate principal amount of $25.0 million, and (ii) Senyun’s SPA Warrants then issued, exercisable for an aggregate amount of 276,270,842 shares of Class A Common Stock, were exchanged for a combination of new warrants, each exercisable at $0.2275 per share subject to full ratchet anti-dilution price protection and other adjustments, for an aggregate of 48,000,000 shares of Class A Common Stock and new senior secured convertible notes with aggregate principal amount of $16.0 million (collectively with the notes issued pursuant to clause (ii), the “exchange Notes”). The Exchange Notes are convertible at a conversion rate calculated at the lesser of (a) 90% of the VWAP for the trading day that is immediately prior to the date on which interest is paid in shares of Common Stock or (b) the greater of (x) $0.21 per share of Common Stock and (y) 90% of the average VWAP for the five consecutive trading days ending on the trading day that is immediately prior to the date on which interest is paid in shares of Common Stock. The Exchange Notes will constitute SPA Notes, except: (i) the holders thereof do not have the option under the SPA to purchase certain additional SPA Notes within 24 months from the effective date of the Sixth Amendment; (ii) such notes are not subject to any prepayment premium or penalty applicable to other SPA Notes; (iii) such notes are not subject to an original discount of 10%; and (iv) such notes are not entitled to the most favorable terms granted to other SPA Notes purchased simultaneously or after the purchase of such notes. Such notes are prepayable and redeemable at par at any time by FFIE upon fifteen days’ prior written notice.

Bridge Warrant and ATW NPA Warrant Exercises

Between January 13, 2023 and February 7, 2023, Holders of Bridge Warrants exercised 35,314,752 Bridge Warrants using an exercise price of $0.23 per share into 31,087,999 shares of Class A Common Stock. Between January 13, 2023 and February 7, 2023, the Investors exercised 25,080,851 NPA ATW Warrants using an exercise price of $0.23 per share into 20,040,709 shares of Class A Common Stock. The Company received $4.1 million in cash for proceeds of warrants.

Tranche B SPA Funding

In February 2023, Senyun and a Purchaser affiliated with ATW Partners LLC exercised 20% of their options to purchase additional senior secured notes and SPA Warrants of the Company under the same terms as the Incremental Notes. The Company received gross proceeds of $18.0 million $16.2 million net of original issuance discount) in exchange for such issuances.

Start of Production and Start of Delivery Incentive Plan

On February 16, 2023, the Board approved the Company’s Start of Production and Start of Delivery Incentive Plan (“Incentive Plan”) granting cash bonuses and equity incentive awards to all active employees of the Company upon the commencement of the start of production of the Company’s FF 91 Futurist on or prior to March 31, 2023 and the commencement of the start of delivery of the Company’s FF 91 Futurist on or prior to April 30, 2023. The Company determined that the Incentive Plan does not have a material impact on the Consolidated Financial Statements as of and for the year ended December 31, 2022.

Reporting Lines Restructuring

On February 26, 2023, after an assessment by the Board of the Company’s management structure, the Board approved Mr. Yueting Jia (alongside Mr. Xuefeng Chen) reporting directly to the Board, as well as FF’s product, mobility ecosystem, I.A.I., and advanced R&D technology departments reporting directly to Mr. Jia. The Board also approved FF’s user ecosystem, capital markets, human resources and administration, corporate strategy and China departments reporting to both Mr. Jia and Mr. Xuefeng Chen, subject to processes and controls to be determined by the Board after consultation with the Company’s management. The Company’s remaining departments continue to report to Mr. Xuefeng Chen. Based on the changes to his responsibilities within the Company, the Board determined that Mr. Jia is an “officer” of the Company within the meaning of Section 16 of the Exchange Act and an “executive officer” of the Company under Rule 3b-7 under the Exchange Act.

Authorized Shares

On February 28, 2023, the Company’s stockholders approved the proposal adopt an amendment to the Company’s Second Amended and Restated Certificate of Incorporation to increase the number of authorized shares of Class A Common Stock from 815,000,000 to 1,690,000,000, increasing the total number of authorized shares of Common Stock and Preferred Stock from 900,000,000 to 1,775,000,000.

Events Subsequent to the Original Issuance of Consolidated Financial Statements

In connection with the reissuance of the Consolidated Financial Statements, the Company has evaluated subsequent events through May 4, 2023, the date the Consolidated Financial Statements were reissued.

Private Placement

On March 9, 2023 the Company commenced a private placement offering to its stockholders that are accredited investors (each, a “Qualified Participant”) by delivering a letter to stockholders inviting them to provide indications of interest to participate in such private placement. In connection with such private placement, the Company is also in communication with certain new and existing institutional investors regarding an additional private placement targeting an aggregate investment amount of up to $50.0 million.

Bridge Notes Conversions

Between March 10, 2023 and May 3, 2023 the Purchasers converted portions of an aggregate principal amount of $77.8 million of the Bridge Notes at a conversion price of $1.05 to $0.21 per share into 350,275,258 shares of Class A Common Stock.

Seventh Amendment to the SPA

On March 23, 2023, the Company entered into an Amendment No. 7 to Securities Purchase Agreement (“Seventh Amendment”) with FF Simplicity, as administrative agent, collateral agent and purchaser, Senyun, as purchaser, and FF Prosperity, a Delaware limited liability company, as purchaser, pursuant to which the Company, Senyun, FF Prosperity and FF Simplicity agreed to accelerate the funding timeline of Tranche C Notes in the amount of $40.0 million, and FF Simplicity agreed to purchase additional Tranche B Notes in the amount of $5.0 million, in each case, subject to meeting certain conditions, in exchange for an agreement to increase original issuance costs associated with such funding.

Tranche B SPA Funding

In March and April 2023, Senyun, a Purchaser affiliated with ATW Partners LLC and RAAJJ Trading LLC purchased additional senior secured notes and SPA Warrants of the Company. The Company received gross proceeds of $20.0 million ($16.7 million net of original issuance discount) in exchange for such issuances.

Tranche C SPA Funding

In March and April 2023, Senyun and a Purchaser affiliated with ATW Partners LLC purchased additional senior secured notes and SPA Warrants of the Company. The Company received gross proceeds of $43.0 million ($37.7 million net of original issuance discount) in exchange for such issuances.

Equity Awards

On March 31, 2023 and April 17, 2023, the Board granted, under the 2021 SI Plan, a total of 820,744 fully vested RSUs, with a grant date value of $0.35, to non-employee directors of the Company.

On April 27, 2023, the Board granted, under the 2021 SI Plan, a total of 386,574 RSUs, with a grant date value of $0.27 per RSU, to certain employees of the Company.

Authorized Shares

As of the date of reissuance of the Consolidated Financial Statements, the Company may not have sufficient remaining authorized shares of Class A Common Stock to fulfill its obligation to issue shares upon exercise of all of the warrants and conversion of all of the notes issued or issuable under the SPA, or to pay interest Make-Whole Amounts in shares upon conversion of such notes. Under the SPA, each Purchaser has the option, from time to time until November 10, 2023, to purchase additional Tranche B Notes and warrants of the Company, subject to certain conditions, in an aggregate amount not to exceed the initial principal amount of the Bridge Notes and Incremental Notes issued to such Purchaser. Under the NPA, the Investors have a similar option to acquire additional Optional Notes and warrants of the Company, subject to certain conditions. If there is an insufficient number of remaining authorized shares of Class A Common Stock, the Company would be required to pay the interest “Make-Whole Amount” in cash, which could adversely affect the Company’s liquidity position, business and results of operations. In order to have a sufficient number of authorized shares of common stock to issue to the Purchasers and/or Investors pursuant to the NPA and SPA, the Company intends to call a subsequent special meeting to obtain stockholder approval to further increase the Company’s authorized shares of common stock.